Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Jun. 30, 2014	Dec. 31, 2014		Dec. 31, 2013
Additional disclosure:
Fair Value, Level 1 to level 2 Transfers, Amount			$ 0		$ 0
Fair Value, Level 2 to level 1 Transfers, Amount			0		0
Former Venezuela Operations [Member]
Additional disclosure:
Notes Receivable, Fair Value Disclosure	88
Proceeds from Legal Settlements	98
Wpx Energy Inc [Member]
Additional disclosure:
Proceeds from Legal Settlements		42
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax		7
Carrying Amount [Member]
Additional disclosure:
Notes receivable and other			30		77
Long-term debt, including current portion			(20,887)	[1]	(11,353)	[1]
Guarantee			(31)		(32)
Carrying Amount [Member] | Former Venezuela Operations [Member]
Additional disclosure:
Notes Receivable, Fair Value Disclosure			25
Fair Value [Member]
Additional disclosure:
Notes receivable and other			57		140
Long-term debt, including current portion			(21,131)	[1]	(11,971)	[1]
Guarantee			(27)		(29)
Fair Value [Member] | Former Venezuela Operations [Member]
Additional disclosure:
Notes Receivable, Fair Value Disclosure			53
Level 1 [Member]
Additional disclosure:
Notes receivable and other			0		1
Long-term debt, including current portion			0	[1]	0	[1]
Guarantee			0		0
Level 2 [Member]
Additional disclosure:
Notes receivable and other			4		6
Long-term debt, including current portion			(21,131)	[1]	(11,971)	[1]
Guarantee			(27)		(29)
Level 3 [Member]
Additional disclosure:
Notes receivable and other			53		133
Long-term debt, including current portion			0	[1]	0	[1]
Guarantee			0		0
Fair Value, Measurements, Recurring [Member] | Carrying Amount [Member]
Measured on a recurring basis:
ARO Trust investments			48		33
Fair Value, Measurements, Recurring [Member] | Carrying Amount [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets			3		3
Energy derivative liabilities			(2)		(3)
Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Measured on a recurring basis:
ARO Trust investments			48		33
Fair Value, Measurements, Recurring [Member] | Fair Value [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets			3		3
Energy derivative liabilities			(2)		(3)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Measured on a recurring basis:
ARO Trust investments			48		33
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets			1		0
Energy derivative liabilities			0		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Measured on a recurring basis:
ARO Trust investments			0		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets			0		0
Energy derivative liabilities			0		(1)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Measured on a recurring basis:
ARO Trust investments			0		0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivatives assets			2		3
Energy derivative liabilities			(2)		(2)
Williams Partners [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Additional disclosure:
Assets Held-for-sale, Long Lived, Fair Value Disclosure			33
Impairment of Long-Lived Assets to be Disposed of			$ 39

[1]	Excludes capital leases